Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization Acquired) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 16,952
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	5,360
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,322
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,386
Patent rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	175
Non-patent technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	56
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 5,653